Fair value measurement (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value measurement [Abstract]
Disclosure of fair value measurement of assets and liabilites [Table Text Block]
The following table provides the fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities as of December 31, 2024:

	December 31, 2024
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	27,730	899,938	—
Financial investments	124,945	362,979	—
Compulsory reserve	4,761,404	—	—
Accounts receivable	—	59,803,273	—
Derivative Financial Instruments		58,470
Other receivables	—	284,367	—
Judicial deposits	—	79,591	—
Receivables from related parties	—	31,849	—
Financial liabilities
Payables to third parties	—	11,642,218	—
Checking Accounts		12,030,573
Obligations to FIDC quota holders	—	1,151,384	—
Trade payables	—	663,229	—
Payables to related parties	—	1,131,246	—
Banking Issuances	—	24,089,234	—
Borrowings	—	4,521,503	—
Derivative Financial Instruments	—	69,969	—
Deferred revenue	—	145,428	—
Other liabilities	—	198,734	—

	December 31, 2023
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	654,363	2,244,697	—
Financial investments	782,612	—	—
Compulsory reserve	2,525,971	—	—
Accounts receivable	—	42,900,983	—
Other receivables	—	198,416	—
Judicial deposits	—	50,992	—
Receivables from related parties	—	32,280	—
Financial liabilities
Payables to third parties	—	10,151,463	—
Checking Accounts		11,382,924
Obligations to FIDC quota holders	—	118,986	—
Trade payables	—	513,920	—
Payables to related parties	—	476,804	—
Deposits	—	16,188,440	—
Derivative Financial Instruments	—	40,945	—
Borrowings	—	189,427	—
Deferred revenue	—	146,184	—
Other liabilities	—	143,088	—